NOTE 13 - Share based compensation: Schedule of Assumptions used to estimate the fair value of options for all issuances (Details) - Warrants	12 Months Ended
Dec. 31, 2024
Description of method of measuring fair value of instruments or interests	Black-Scholes model
Expected volatility	50.00%
Expected dividend yield	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.43%